Tyco International Finance S.A.	12 Months Ended
Sep. 27, 2013
Condensed Financial Information Disclosure [Abstract]
Tyco International Finance S.A.
Tyco International Finance S.A.
TIFSA, a 100% owned subsidiary of the Company, has public debt securities outstanding which are fully and unconditionally guaranteed by Tyco. See Note 10 for additional information. The following tables present condensed consolidating financial information for Tyco, TIFSA and all other subsidiaries. Condensed financial information for Tyco and TIFSA on a stand-alone basis is presented using the equity method of accounting for subsidiaries.
During fiscal 2013, the Company transferred certain investments in subsidiaries from Tyco to TIFSA. There was no impact on the Company’s financial position, results of operations and cash flows as the transactions were entirely among wholly-owned subsidiaries of Tyco. The transactions, which increased TIFSA’s investment in subsidiaries, were among entities under common control and their effects have been reflected as of the beginning of the earliest period presented, which resulted in a net increase to TIFSA’s investment in subsidiaries of $3,063 million as of September 28, 2012.
As a result of the 2012 Separation, the Company undertook certain steps during fiscal 2012 to restructure the ownership of subsidiaries within Tyco. Specifically, the Company completed the transfer of certain investments from TIFSA to Tyco. Since the transactions were entirely among wholly-owned subsidiaries of Tyco, there was no impact on the Company's financial position, results of operations and cash flows. The transactions did, however, result in a decrease to TIFSA's investment in subsidiaries. Since these transactions were among entities under common control, their effects have been reflected as of the beginning of the earliest period presented, which resulted in a net decrease to TIFSA's investment in subsidiaries of $117 million as of September 30, 2011.
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
For the Year Ended September 27, 2013
($ in millions)

	Tyco International Ltd.	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total
Net revenue	$—	$—	$10,114	$—	$10,114
Cost of product sales and services	—	—	6,445	—	6,445
Selling, general and administrative expenses	11	1	2,820	—	2,832
Separation costs	3	—	5	—	8
Restructuring, asset impairment and divestiture charges, net	—	—	131	—	131
Operating (loss) income	(14)	(1)	713	—	698
Interest income	2	—	14	—	16
Interest expense	(1)	(95)	(4)	—	(100)
Other (expense) income, net	(31)	—	2	—	(29)
Equity in net (loss) income of subsidiaries	(12,666)	575	—	12,091	—
Intercompany interest and fees	13,248	122	(13,362)	(8)	—
Income (loss) from continuing operations before income taxes	538	601	(12,637)	12,083	585
Income tax expense	(2)	(2)	(104)	—	(108)
Equity loss in earnings of unconsolidated subsidiaries	—	—	(48)	—	(48)
Income (loss) from continuing operations	536	599	(12,789)	12,083	429
Income from discontinued operations, net of income taxes	—	—	96	8	104
Net income (loss)	536	599	(12,693)	12,091	533
Less: noncontrolling interest in subsidiaries net loss	—	—	(3)	—	(3)
Net income (loss) attributable to Tyco common shareholders	$536	$599	$(12,690)	$12,091	$536
CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME
For the Year Ended September 27, 2013
($ in millions)

	Tyco International Ltd.	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total
Net income (loss)	$536	$599	$(12,693)	$12,091	$533
Other comprehensive (loss) income, net of tax
Foreign currency translation	(102)	—	(102)	102	(102)
Defined benefit and post retirement plans	81	—	81	(81)	81
Unrealized loss on marketable securities and derivate instruments	—	—	—	—	—
Total other comprehensive loss, net of tax	(21)	—	(21)	21	(21)
Comprehensive income (loss)	515	599	(12,714)	12,112	512
Less: comprehensive loss attributable to noncontrolling interests	—	—	(3)	—	(3)
Comprehensive income (loss) attributable to Tyco common shareholders	$515	$599	$(12,711)	$12,112	$515
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
For the Year Ended September 28, 2012
($ in millions)

	Tyco International Ltd.	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total
Net revenue	$—	$—	$9,924	$—	$9,924
Cost of product sales and services	—	—	6,344	—	6,344
Selling, general and administrative expenses	15	15	2,786	—	2,816
Separation costs	3	1	67	—	71
Restructuring, asset impairment and divestiture charges, net	1	—	117	—	118
Operating (loss) income	(19)	(16)	610	—	575
Interest income	—	—	18	—	18
Interest expense	—	(204)	(5)	—	(209)
Other (expense) income, net	(4)	(453)	3	—	(454)
Equity in net income of subsidiaries	913	1,065	—	(1,978)	—
Intercompany interest and fees	(412)	282	230	(100)	—
Income (loss) from continuing operations before income taxes	478	674	856	(2,078)	(70)
Income tax expense	(2)	(2)	(316)	—	(320)
Equity loss in earnings of unconsolidated subsidiaries	—	—	(26)	—	(26)
Income (loss) from continuing operations	476	672	514	(2,078)	(416)
(Loss) income from discontinued operations, net of income taxes	(4)	—	791	100	887
Net income	472	672	1,305	(1,978)	471
Less: noncontrolling interest in subsidiaries net loss	—	—	(1)	—	(1)
Net income attributable to Tyco common shareholders	$472	$672	$1,306	$(1,978)	$472
CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME
For the Year Ended September 28, 2012
($ in millions)

	Tyco International Ltd.	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total
Net income	$472	$672	$1,305	$(1,978)	$471
Other comprehensive income (loss), net of tax
Foreign currency translation	93	11	82	(93)	93
Defined benefit and post retirement plans	(163)	—	(163)	163	(163)
Unrealized loss on marketable securities and derivate instruments	—	—	—	—	—
Total other comprehensive (loss) income, net of tax	(70)	11	(81)	70	(70)
Comprehensive income	402	683	1,224	(1,908)	401
Less: comprehensive loss attributable to noncontrolling interests	—	—	(1)	—	(1)
Comprehensive income attributable to Tyco common shareholders	$402	$683	$1,225	$(1,908)	$402
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
For the Year Ended September 30, 2011
($ in millions)

	Tyco International Ltd.	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total
Net revenue	$—	$—	$10,099	$—	$10,099
Cost of product sales and services	—	—	6,614	—	6,614
Selling, general and administrative expenses	32	12	2,703	—	2,747
Restructuring, asset impairment and divestiture charges (gains), net	3	—	(152)	—	(149)
Operating (loss) income	(35)	(12)	934	—	887
Interest income	—	—	26	—	26
Interest expense	—	(237)	(3)	—	(240)
Other (expense) income, net	(7)	—	2	—	(5)
Equity in net income of subsidiaries	2,863	2,809	—	(5,672)	—
Intercompany interest and fees	(1,098)	337	906	(145)	—
Income from continuing operations before income taxes	1,723	2,897	1,865	(5,817)	668
Income tax expense	(4)	(25)	(83)	—	(112)
Equity loss in earnings of unconsolidated subsidiaries	—	—	(12)	—	(12)
Income from continuing operations	1,719	2,872	1,770	(5,817)	544
Income from discontinued operations, net of income taxes	—	—	1,031	145	1,176
Net income	1,719	2,872	2,801	(5,672)	1,720
Less: noncontrolling interest in subsidiaries net income	—	—	1	—	1
Net income attributable to Tyco common shareholders	$1,719	$2,872	$2,800	$(5,672)	$1,719
CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME
For the Year Ended September 30, 2011
($ in millions)

	Tyco International Ltd.	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total
Net income	$1,719	$2,872	$2,801	$(5,672)	$1,720
Other comprehensive (loss) income, net of tax
Foreign currency translation	(143)	(21)	(122)	143	(143)
Defined benefit and post retirement plans	33	—	33	(33)	33
Unrealized loss on marketable securities and derivate instruments	(4)	—	(4)	4	(4)
Deconsolidation of variable interest entity due to adoption of an accounting standard	—	—	(11)	—	(11)
Total other comprehensive loss, net of tax	(114)	(21)	(104)	114	(125)
Comprehensive income	1,605	2,851	2,697	(5,558)	1,595
Less: comprehensive loss attributable to noncontrolling interests	—	—	(10)	—	(10)
Comprehensive income attributable to Tyco common shareholders	$1,605	$2,851	$2,707	$(5,558)	$1,605
CONDENSED CONSOLIDATING BALANCE SHEET
As of September 27, 2013
($ in millions)

	Tyco International Ltd.	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total
Assets
Current Assets:
Cash and cash equivalents	$—	$—	$563	$—	$563
Accounts receivable, net	—	—	1,718	—	1,718
Inventories	—	—	647	—	647
Intercompany receivables	22	2,079	7,354	(9,455)	—
Prepaid expenses and other current assets	9	—	841	—	850
Deferred income taxes	—	—	250	—	250
Assets held for sale	—	—	828	—	828
Total current assets	31	2,079	12,201	(9,455)	4,856
Property, plant and equipment, net	—	—	1,285	—	1,285
Goodwill	—	—	4,163	—	4,163
Intangible assets, net	—	—	791	—	791
Investment in subsidiaries	12,826	14,690	—	(27,516)	—
Intercompany loans receivable	—	1,141	5,310	(6,451)	—
Other assets	68	6	1,007	—	1,081
Total Assets	$12,925	$17,916	$24,757	$(43,422)	$12,176
Liabilities and Equity
Current Liabilities:
Loans payable and current maturities of long-term debt	$—	$—	$20	$—	$20
Accounts payable	1	—	850	—	851
Accrued and other current liabilities	353	23	1,483	—	1,859
Deferred revenue	—	—	394	—	394
Intercompany payables	3,515	3,845	2,095	(9,455)	—
Liabilities held for sale	—	—	225	—	225
Total current liabilities	3,869	3,868	5,067	(9,455)	3,349
Long-term debt	—	1,443	—	—	1,443
Intercompany loans payable	3,660	1,852	939	(6,451)	—
Deferred revenue	—	—	370	—	370
Other liabilities	298	—	1,583	—	1,881
Total Liabilities	7,827	7,163	7,959	(15,906)	7,043
Redeemable noncontrolling interest	—	—	12	—	12
Tyco Shareholders' Equity:
Common shares	208	—	—	—	208
Common shares held in treasury	—	—	(912)	—	(912)
Other shareholders' equity	4,890	10,753	17,675	(27,516)	5,802
Total Tyco Shareholders' Equity	5,098	10,753	16,763	(27,516)	5,098
Nonredeemable noncontrolling interest	—	—	23	—	23
Total Equity	5,098	10,753	16,786	(27,516)	5,121
Total Liabilities, Redeemable Noncontrolling Interest and Equity	$12,925	$17,916	$24,757	$(43,422)	$12,176
CONDENSED CONSOLIDATING BALANCE SHEET
As of September 28, 2012
($ in millions)

	Tyco International Ltd.	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total
Assets
Current Assets:
Cash and cash equivalents	$—	$—	$844	$—	$844
Accounts receivable, net	7	—	1,672	—	1,679
Inventories	—	—	625	—	625
Intercompany receivables	1,220	1,890	10,361	(13,471)	—
Prepaid expenses and other current assets	14	—	833	—	847
Deferred income taxes	—	—	292	—	292
Assets held for sale	—	—	790	—	790
Total current assets	1,241	1,890	15,417	(13,471)	5,077
Property, plant and equipment, net	—	—	1,324	—	1,324
Goodwill	—	—	4,035	—	4,035
Intangible assets, net	—	—	758	—	758
Investment in subsidiaries	25,666	15,337	—	(41,003)	—
Intercompany loans receivable	1,921	7,031	19,956	(28,908)	—
Other assets	67	260	844	—	1,171
Total Assets	$28,895	$24,518	$42,334	$(83,382)	$12,365
Liabilities and Equity
Current Liabilities:
Loans payable and current maturities of long-term debt	$—	$—	$10	$—	$10
Accounts payable	—	—	847	—	847
Accrued and other current liabilities	187	23	1,518	—	1,728
Deferred revenue	—	—	395	—	395
Intercompany payables	3,571	6,793	3,107	(13,471)	—
Liabilities held for sale	—	—	225	—	225
Total current liabilities	3,758	6,816	6,102	(13,471)	3,205
Long-term debt	—	1,443	38	—	1,481
Intercompany loans payable	19,672	3,055	6,181	(28,908)	—
Deferred revenue	—	—	397	—	397
Other liabilities	471	—	1,789	—	2,260
Total Liabilities	23,901	11,314	14,507	(42,379)	7,343
Redeemable noncontrolling interest	—	—	12	—	12
Tyco Shareholders' Equity:
Common shares	2,792	—	—	—	2,792
Common shares held in treasury	—	—	(1,094)	—	(1,094)
Other shareholders' equity	2,202	13,204	28,893	(41,003)	3,296
Total Tyco Shareholders' Equity	4,994	13,204	27,799	(41,003)	4,994
Nonredeemable noncontrolling interest	—	—	16	—	16
Total Equity	4,994	13,204	27,815	(41,003)	5,010
Total Liabilities, Redeemable Noncontrolling Interest and Equity	$28,895	$24,518	$42,334	$(83,382)	$12,365
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Year Ended September 27, 2013
($ in millions)

	Tyco International Ltd.	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total
Cash Flows From Operating Activities:
Net cash (used in) provided by operating activities	$(251)	$452	$477	$—	$678
Net cash provided by discontinued operating activities	—	—	172	—	172
Cash Flows From Investing Activities:
Capital expenditures	—	—	(271)	—	(271)
Proceeds from disposal of assets	—	—	5	—	5
Acquisition of businesses, net of cash acquired	—	—	(229)	—	(229)
Acquisition of dealer generated customer accounts and bulk account purchases	—	—	(19)	—	(19)
Divestiture of businesses, net of cash divested	—	—	17	—	17
Intercompany dividend from subsidiary	—	32	—	(32)	—
Net increase in intercompany loans	—	(431)	—	431	—
Decrease in investment in subsidiaries	—	8	—	(8)	—
Net increase in investments	—	—	(45)	—	(45)
Increase in restricted cash	—	—	(8)	—	(8)
Other	—	—	4	—	4
Net cash used in investing activities	—	(391)	(546)	391	(546)
Net cash used in discontinued investing activities	—	—	(109)	—	(109)
Cash Flows From Financing Activities:
Net repayments of debt	—	—	(30)	—	(30)
Proceeds from exercise of share options	—	—	153	—	153
Dividends paid	(288)	—	—	—	(288)
Intercompany dividend to parent	—	—	(32)	32	—
Repurchase of common shares by treasury	—	—	(300)	—	(300)
Net intercompany loan borrowings (repayments)	449	—	(18)	(431)	—
Decrease in equity from parent	—	—	(8)	8	—
Transfer from (to) discontinued operations	90	(61)	64	—	93
Other	—	—	(30)	—	(30)
Net cash provided by (used in) financing activities	251	(61)	(201)	(391)	(402)
Net cash used in discontinued financing activities	—	—	(93)	—	(93)
Effect of currency translation on cash	—	—	(11)	—	(11)
Net decrease in cash and cash equivalents	—	—	(311)	—	(311)
Less: net decrease in cash and cash equivalents related to discontinued operations	—	—	(30)	—	(30)
Cash and cash equivalents at beginning of period	—	—	844	—	844
Cash and cash equivalents at end of period	$—	$—	$563	$—	$563
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Year Ended September 28, 2012
($ in millions)

	Tyco International Ltd.	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total
Cash Flows From Operating Activities:
Net cash (used in) provided by operating activities	$(467)	$3,542	$(2,533)	$—	$542
Net cash provided by discontinued operating activities	—	—	2,044	—	2,044
Cash Flows From Investing Activities:
Capital expenditures	—	—	(295)	—	(295)
Proceeds from disposal of assets	—	—	4	—	4
Acquisition of businesses, net of cash acquired	—	—	(217)	—	(217)
Acquisition of dealer generated customer accounts and bulk account purchases	—	—	(23)	—	(23)
Divestiture of businesses, net of cash divested	—	—	(5)	—	(5)
Intercompany dividend from subsidiary	—	409	—	(409)	—
Net increase in intercompany loans	—	(1,119)	—	1,119	—
(Increase) decrease in investment in subsidiaries	(495)	207	16	272	—
Net decrease in investments	—	—	41	—	41
Increase in restricted cash	—	—	(2)	—	(2)
Other	—	—	27	—	27
Net cash used in investing activities	(495)	(503)	(454)	982	(470)
Net cash used in discontinued investing activities	—	—	(1,327)	11	(1,316)
Cash Flows From Financing Activities:
Net (repayments) borrowings of debt	—	(3,039)	17	—	(3,022)
Proceeds from exercise of share options	—	—	226	—	226
Dividends paid	(461)	—	—	—	(461)
Repurchase of common shares by treasury	—	—	(500)	—	(500)
Net intercompany loan borrowings (repayments)	1,423	—	(304)	(1,119)	—
Increase in equity from parent	—	—	71	(71)	—
Transfer from discontinued operations	—	—	3,113	208	3,321
Other	—	—	(25)	—	(25)
Net cash provided by (used in) financing activities	962	(3,039)	2,598	(982)	(461)
Net cash used in discontinued financing activities	—	—	(495)	197	(298)
Effect of currency translation on cash	—	—	4	—	4
Effect of currency translation on cash related to discontinued operations	—	—	4	—	4
Net (decrease) increase in cash and cash equivalents	—	—	(159)	208	49
Less: net increase in cash and cash equivalents related to discontinued operations	—	—	226	208	434
Cash and cash equivalents at beginning of period	—	—	1,229	—	1,229
Cash and cash equivalents at end of period	$—	$—	$844	$—	$844
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Year Ended September 30, 2011
($ in millions)

	Tyco International Ltd.	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total
Cash Flows From Operating Activities:
Net cash (used in) provided by operating activities	$(7,090)	$1,739	$5,842	$—	$491
Net cash provided by discontinued operating activities	—	—	1,937	—	1,937
Cash Flows From Investing Activities:
Capital expenditures	—	—	(273)	—	(273)
Proceeds from disposal of assets	—	—	5	—	5
Acquisition of businesses, net of cash acquired	—	—	(353)	—	(353)
Acquisition of dealer generated customer accounts and bulk account purchases	—	—	(32)	—	(32)
Divestiture of businesses, net of cash divested	35	—	674	—	709
Intercompany dividend from subsidiary	6,347	9	—	(6,356)	—
Net increase in intercompany loans	—	(1,703)	—	1,703	—
Decrease (increase) in investment in subsidiaries	4,773	(9)	(72)	(4,692)	—
Net decrease in investments	—	—	26	—	26
Increase in restricted cash	—	—	(8)	—	(8)
Other	—	(12)	(25)	—	(37)
Net cash provided by (used in) investing activities	11,155	(1,715)	(58)	(9,345)	37
Net cash used in discontinued investing activities	—	—	(1,103)	—	(1,103)
Cash Flows From Financing Activities:
Net repayments of debt	—	(19)	(17)	—	(36)
Proceeds from exercise of share options	—	—	124	—	124
Dividends paid	(458)	—	—	—	(458)
Intercompany dividend to parent	—	—	(6,349)	6,349	—
Repurchase of common shares by treasury	(500)	—	(800)	—	(1,300)
Net intercompany loan (repayments) borrowings	(3,126)	—	4,829	(1,703)	—
Decrease in equity from parent	—	—	(4,699)	4,699	—
Transfer from discontinued operations	—	—	798	—	798
Other	19	(5)	(8)	—	6
Net cash used in financing activities	(4,065)	(24)	(6,122)	9,345	(866)
Net cash used in discontinued financing activities	—	—	(865)	—	(865)
Effect of currency translation on cash	—	—	(4)	—	(4)
Effect of currency translation on cash related to discontinued operations	—	—	(2)	—	(2)
Net decrease in cash and cash equivalents	—	—	(375)	—	(375)
Less: net decrease in cash and cash equivalents related to discontinued operations	—	—	(33)	—	(33)
Decrease in cash and cash equivalents from deconsolidation of variable interest entity	—	—	(10)	—	(10)
Cash and cash equivalents at beginning of period	—	—	1,581	—	1,581
Cash and cash equivalents at end of period	$—	$—	$1,229	$—	$1,229